Statements of Financial Position (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Statements of Financial Position [Abstract]
Fixed income securities, at fair value amortized cost	$ 5,688,505	$ 6,000,293
Equity securities, at fair value cost	83,801	99,348
Short-term, at fair value amortized cost	$ 148,832	$ 198,601
Common stock, par value	$ 25	$ 25
Common stock, shares authorized	100,000	100,000
Common stock, shares issued	100,000	100,000
Common stock, shares outstanding	100,000	100,000